Calvert
VP Nasdaq 100 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Airlines — 0.2%
American Airlines Group, Inc.	8,730	$ 106,419
United Airlines Holdings, Inc.(1)	5,043	159,106
		$ 265,525
Automobiles — 1.2%
Tesla, Inc.(1)	3,592	$ 1,882,208
		$ 1,882,208
Beverages — 2.5%
Monster Beverage Corp.(1)	10,715	$ 602,826
PepsiCo, Inc.	27,790	3,337,579
		$3,940,405
Biotechnology — 5.7%
Alexion Pharmaceuticals, Inc.(1)	4,410	$395,974
Amgen, Inc.	11,842	2,400,729
Biogen, Inc.(1)	3,596	1,137,702
BioMarin Pharmaceutical, Inc.(1)	3,580	302,510
Gilead Sciences, Inc.	25,213	1,884,924
Incyte Corp.(1)	4,293	314,376
Regeneron Pharmaceuticals, Inc.(1)	2,151	1,050,312
Seattle Genetics, Inc.(1)	3,416	394,138
Vertex Pharmaceuticals, Inc.(1)	5,125	1,219,494
		$9,100,159
Commercial Services & Supplies — 0.4%
Cintas Corp.	2,063	$357,353
Copart, Inc.(1)	4,633	317,453
		$674,806
Communications Equipment — 2.1%
Cisco Systems, Inc.	84,544	$3,323,425
		$3,323,425
Electric Utilities — 0.8%
Exelon Corp.	19,373	$713,120
Xcel Energy, Inc.	10,687	644,426
		$1,357,546
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	2,863	$267,032
		$267,032
Security	Shares	Value
Entertainment — 3.4%
Activision Blizzard, Inc.	15,311	$ 910,698
Electronic Arts, Inc.(1)	5,819	582,889
NetEase, Inc. ADR	1,454	466,676
Netflix, Inc.(1)	8,734	3,279,617
Take-Two Interactive Software, Inc.(1)	2,259	267,940
		$ 5,507,820
Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	8,804	$ 2,510,285
Walgreens Boots Alliance, Inc.	17,788	813,801
		$3,324,086
Food Products — 1.3%
Kraft Heinz Co. (The)	24,337	$602,097
Mondelez International, Inc., Class A	28,694	1,436,996
		$2,039,093
Health Care Equipment & Supplies — 1.1%
Align Technology, Inc.(1)	1,571	$273,275
IDEXX Laboratories, Inc.(1)	1,710	414,230
Intuitive Surgical, Inc.(1)	2,303	1,140,469
		$1,827,974
Health Care Technology — 0.2%
Cerner Corp.	6,260	$394,317
		$394,317
Hotels, Restaurants & Leisure — 1.3%
Marriott International, Inc., Class A	6,516	$487,462
Starbucks Corp.	23,536	1,547,257
		$2,034,719
Insurance — 0.3%
Willis Towers Watson PLC	2,562	$435,156
		$435,156
Interactive Media & Services — 12.1%
Alphabet, Inc., Class A(1)	5,371	$6,240,833
Alphabet, Inc., Class C(1)	5,367	6,240,801
Baidu, Inc. ADR(1)	5,510	555,353
Facebook, Inc., Class A(1)	37,597	6,271,180
		$19,308,167
Internet & Direct Marketing Retail — 11.5%
Amazon.com, Inc.(1)	7,746	$15,102,531
Booking Holdings, Inc.(1)	834	1,121,997

Calvert
VP Nasdaq 100 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Internet & Direct Marketing Retail (continued)
eBay, Inc.	16,213	$ 487,363
Expedia Group, Inc.	2,777	156,262
JD.com, Inc. ADR(1)	18,473	748,156
MercadoLibre, Inc.(1)	991	484,183
Trip.com Group, Ltd. ADR(1)	10,422	244,396
		$ 18,344,888
IT Services — 3.8%
Automatic Data Processing, Inc.	8,623	$ 1,178,592
Cognizant Technology Solutions Corp., Class A	10,912	507,081
Fiserv, Inc.(1)	13,550	1,287,114
Paychex, Inc.	7,133	448,808
PayPal Holdings, Inc.(1)	23,401	2,240,412
VeriSign, Inc.(1)	2,340	421,410
		$6,083,417
Life Sciences Tools & Services — 0.5%
Illumina, Inc.(1)	2,930	$800,242
		$800,242
Machinery — 0.3%
PACCAR, Inc.	6,893	$421,369
		$421,369
Media — 3.7%
Charter Communications, Inc., Class A(1)	4,280	$1,867,407
Comcast Corp., Class A	90,474	3,110,496
Fox Corp., Class A	7,065	166,946
Fox Corp., Class B(1)	5,305	121,379
Liberty Global PLC, Class A(1)	3,618	59,733
Liberty Global PLC, Class C(1)	8,745	137,384
Sirius XM Holdings, Inc.	88,161	435,515
		$5,898,860
Multiline Retail — 0.2%
Dollar Tree, Inc.(1)	4,716	$346,485
		$346,485
Professional Services — 0.6%
CoStar Group, Inc.(1)	730	$428,663
Verisk Analytics, Inc.	3,266	455,215
		$883,878
Road & Rail — 0.6%
CSX Corp.	15,591	$893,364
		$893,364
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 12.5%
Advanced Micro Devices, Inc.(1)	22,194	$ 1,009,383
Analog Devices, Inc.	7,340	658,031
Applied Materials, Inc.	18,410	843,546
ASML Holding NV-NY Shares	1,476	386,181
Broadcom, Inc.	7,905	1,874,276
Intel Corp.	86,691	4,691,717
KLA Corp.	3,145	452,062
Lam Research Corp.	2,891	693,840
Maxim Integrated Products, Inc.	5,393	262,154
Microchip Technology, Inc.(2)	4,763	322,931
Micron Technology, Inc.(1)	22,062	927,928
NVIDIA Corp.	12,197	3,215,129
NXP Semiconductors NV	5,571	462,003
QUALCOMM, Inc.	22,756	1,539,443
Skyworks Solutions, Inc.	3,395	303,445
Texas Instruments, Inc.	18,629	1,861,596
Xilinx, Inc.	5,012	390,635
		$19,894,300
Software — 16.5%
Adobe, Inc.(1)	9,647	$3,070,061
ANSYS, Inc.(1)	1,678	390,085
Autodesk, Inc.(1)	4,376	683,094
Cadence Design Systems, Inc.(1)	5,592	369,296
Check Point Software Technologies, Ltd.(1)	3,034	305,038
Citrix Systems, Inc.	2,595	367,322
Intuit, Inc.	5,188	1,193,240
Microsoft Corp.	119,186	18,796,824
Splunk, Inc.(1)	3,016	380,710
Synopsys, Inc.(1)	2,995	385,726
Workday, Inc., Class A(1)	3,268	425,559
		$26,366,955
Specialty Retail — 0.8%
O'Reilly Automotive, Inc.(1)	1,508	$453,983
Ross Stores, Inc.	7,209	626,967
Ulta Beauty, Inc.(1)	1,173	206,096
		$1,287,046
Technology Hardware, Storage & Peripherals — 11.3%
Apple, Inc.	69,418	$17,652,303
NetApp, Inc.	4,553	189,815
Western Digital Corp.	5,927	246,682
		$18,088,800

Calvert
VP Nasdaq 100 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.3%
lululemon Athletica, Inc.(1)	2,454	$ 465,156
		$ 465,156
Trading Companies & Distributors — 0.2%
Fastenal Co.	11,430	$ 357,187
		$ 357,187
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc.(1)	17,051	$ 1,430,579
		$ 1,430,579
Total Common Stocks (identified cost $59,870,876)		$157,244,964

Exchange-Traded Funds — 0.2%

Security	Shares	Value
Invesco QQQ TM Trust, Series 1(2)	2,000	$ 380,800
Total Exchange-Traded Funds (identified cost $212,660)		$ 380,800

Short-Term Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 8/13/20(3)	$ 400	$ 399,858
Total Short-Term Investments (identified cost $397,774)		$ 399,858
Total Investments — 99.0% (identified cost $60,481,310)		$158,025,622
Other Assets, Less Liabilities — 1.0%		$ 1,524,704
Net Assets — 100.0%		$159,550,326

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $527,213 and the total market value of the collateral received by the Fund was $546,048, comprised of U.S. government and/or agencies securities.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ 100 Index	12	Long	6/19/20	$1,868,700	$74,080
					$74,080

Abbreviations:
ADR	– American Depositary Receipt

During the fiscal year to date ended March 31, 2020, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
VP Nasdaq 100 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$157,244,964(1)	$ —	$—	$157,244,964
Exchange-Traded Funds	380,800	—	—	380,800
Short-Term Investments	—	399,858	—	399,858
Total Investments	$157,625,764	$399,858	$ —	$158,025,622
Futures Contracts	$74,080	$ —	$ —	$74,080
Total	$157,699,844	$399,858	$ —	$158,099,702

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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